Financial Instruments Risks - Progress of LtSCD ratios (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Table Of The Progress Of LtSCD Ratios [Line Items]
LtSCD	59.70%	58.00%
Bottom of range [member]
Table Of The Progress Of LtSCD Ratios [Line Items]
LtSCD	58.20%	54.60%
Weighted average [member]
Table Of The Progress Of LtSCD Ratios [Line Items]
LtSCD	62.70%	58.60%
Top of range [member]
Table Of The Progress Of LtSCD Ratios [Line Items]
LtSCD	80.30%	62.80%